Document and Entity Information	Jul. 30, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 30, 2026
Entity Registrant Name	EAGLE MATERIALS INC
Entity Incorporation State Country Code	DE
Entity File Number	1-12984
Entity Tax Identification Number	75-2520779
Entity Address Address Line 1	5960 Berkshire Ln.
Entity Address Address Line 2	Suite 900
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75225
City Area Code	214
Local Phone Number	432-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity Central Index Key	0000918646
New York Stock Exchange [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	EXP
Security Exchange Name	NYSE
CHX [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	EXP
Security Exchange Name	CHX